Note 12 - Accrued Charter Revenue, Current and Non-current, Unearned Revenue, Current and Non-current and Time Charter Assumed, Current and Non-current (Tables)	6 Months Ended
Jun. 30, 2025
Notes Tables
Schedule of Unbilled Receivables, Not Billable at Balance Sheet Date [Table Text Block]
12-month period ending June 30	Amount
2026	$(7,072)
2027	(5,148)
2028	(1,624)
2029	(702)
2030	(62)
Total	$(14,608)

Deferred Revenue, by Arrangement, Disclosure [Table Text Block]
	December 31, 2024	June 30 2025
Hires collected in advance	$8,470	$7,263
Charter revenue resulting from varying charter rates	30,988	30,309
Unamortized balance of charters assumed	64	-
Total	$39,522	$37,572
Less current portion	(24,902)	(25,554)
Non-current portion	$14,620	$12,018